Segment information - Summary of Non-current Asset by Geographic Area (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Non-current assets	€ 2,798	€ 3,960
Property and Equipment and Lease Right-of-Use Assets
Disclosure of operating segments [line items]
Non-current assets	809	757	€ 780
Property and Equipment and Lease Right-of-Use Assets | Sweden
Disclosure of operating segments [line items]
Non-current assets	148	151	154
Property and Equipment and Lease Right-of-Use Assets | United States
Disclosure of operating segments [line items]
Non-current assets	549	504	525
Property and Equipment and Lease Right-of-Use Assets | United Kingdom
Disclosure of operating segments [line items]
Non-current assets	58	65	79
Property and Equipment and Lease Right-of-Use Assets | Other Countries
Disclosure of operating segments [line items]
Non-current assets	€ 54	€ 37	€ 22